Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 13,201	$ 13,200	$ 1,445,573
Gain on disposal of equipment			$ 94,984